SEGMENT DATA	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SEGMENT DATA
SEGMENT DATA

12. SEGMENT DATA

Our operations are comprised of two reportable segments: Products and Distribution. Segment information is consistent with how the chief operating decision maker (“CODM”), our chief executive officer, reviews the business, makes investing and resource allocation decisions and assesses operating performance. The CODM is not provided asset information or operating expenses by segment.

	Three months ended March 31, 2022
			Reconciling
	Products	Distribution	Items(1)	Total
Net sales	$85,386	$24,096	$(5,076)	$104,406
Cost of goods sold	51,120	18,172	(5,075)	64,217
Gross profit	$34,266	$5,924	$(1)	$40,189

	Three months ended March 31, 2021
			Reconciling
	Products	Distribution	Items(1)	Total
Net sales	$93,818	$22,660	$(5,942)	$110,536
Cost of goods sold	55,594	16,921	(5,938)	66,577
Gross profit	$38,224	$5,739	$(4)	$43,959
(1)	Reconciling items consist primarily of intercompany eliminations and items not directly attributable to operating segments.

18. SEGMENT DATA

Our operations are comprised of two reportable segments: Products and Distribution. Segment information is consistent with how the chief operating decision maker (“CODM”), our chief executive officer, reviews the business, makes investing and resource allocation decisions and assesses operating performance. Senior management evaluates segment performance based on segment profit. Each segment’s profit is measured as gross profit. The CODM is not provided asset information or operating expenses by segment.

	Year ended December 31, 2021
			Reconciling
	Products	Distribution	Items(1)	Total
Net sales	$362,189	$90,043	$(24,944)	$427,288
Cost of goods sold	213,881	67,649	(24,932)	256,598
Gross profit	$148,308	$22,394	$(12)	$170,690

	Year ended December 31, 2020
			Reconciling
	Products	Distribution	Items(1)	Total
Net sales	$343,689	$84,922	$(23,969)	$404,642
Cost of goods sold	211,048	64,761	(24,105)	251,704
Gross profit	$132,641	$20,161	$136	$152,938
(1)	Reconciling items consist primarily of intercompany eliminations and items not directly attributable to operating segments.